SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (“the 2016 Plan”) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the “Awards”) to key employees and directors. The maximum aggregate number of shares, which may be subject to Awards under the Plan, is 56,707,560.

Options to directors, officers and employees

On May 1, 2016, the Company granted 11,084,840 share options under the 2014 Plan to employees, officers and directors. These share options were fully vested upon the date of grant for past services and had an exercise price of US$0.7792 (RMB5.0328) per option. The options have a contractual term of five years.

Options to non-employee consultants

In June 2018, the Company granted 500,000 share options under the 2014 Plan to an external consultant at an exercise price of US$0.7792  (RMB5.0) per option, which were immediately vested. The options have a contractual term of five years. The Company recognized the fair value of such options granted and vested amounted to US$2,429 (RMB16,073) immediately to profit and loss. The fair value of such options was determined to be approximately the difference between the grant date share price and the exercise price.

A summary of the option activity is as follows:

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1,2016	17,193,534	4.8	1.9
Granted	11,551,507	5.2	4.9
Forfeited	(155,259)	4.8	1.9
Options outstanding at December 31, 2016	28,589,782	5.2	3.2

Granted	333,334	5.2	10.6
Exercised	(816,880)	5.3	1.9
Forfeited	(19,000)	5.3	1.9
Options outstanding at December 31, 2017	28,087,236	5.1	3.2

Granted	500,000	5.0	31.2
Exercised	(3,614,464)	5.2	4.5
Forfeited	(193,340)	5.0	6.2
Options outstanding at December 31, 2018	24,779,432	5.3	2.2

Options vested and expect to vest at December 31, 2018	24,779,432	5.3	2.2

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2018:

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	24,779,432	0.7	5.3

As of December 31, 2017 and 2018,  266,666 and nil  forfeitable and unvested non-employee options, respectively, were treated as unissued for accounting purposes and were not included in the table above. As of December 31, 2017 and 2018, there were no unvested employee stock options.

The fair value of the options granted in May 2016 was estimated on the date of grant using the binomial option pricing model with the following assumptions used.

Grant date:	May 2016
Risk-free rate of return	1.98%
Volatility	28.50%
Expected dividend yield	—
Exercise multiple	2.20
Fair value of underlying ordinary share	US$1.51 (RMB 9.8)

Expected term	5 years

(1) Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4) Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option, which, if achieved, results in exercise of the option.

(5) Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation with the assistance of a third party appraiser.

Settlement of liability-classified restricted shares award

In May 2016, the Board resolved to pay RMB 11,733 to its directors, of which RMB4,194 will be settled in cash and RMB7,539 will be settled by issuing of a variable number of the Company’s shares that have an equal value. Accordingly, the Company recorded an expense in general and administrative expenses and a liability of RMB11,733. In August 2016, the Company paid cash of RMB4,194 and issued 877,400 fully vested restricted shares to its directors to fully settle such obligation. Fifty percent (50%) of the restricted shares may not be sold or otherwise disposed of for one year from the grant date. The number of restricted shares required to be issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB7,539.

In May, August and November 2017, the Company issued a total of 502,000 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB4,462.

In March, May, August and November 2018, the Company issued a total of 260,560 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB6,357.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In December 2016, July 2017 and August 2018, the Company granted non-vested restricted shares of 12,910,080, 13,475,060 and 12,941,952, respectively, to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance condition, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares is determined on the fair value of the acquisition date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service condition attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable.

A summary of the restricted share activity is as follows:

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2016	—
Granted	13,787,480	6.1
Vested	(877,400)	8.6
Forfeited	—	—

Unvested at December 31, 2016	12,910,080	6.0
Granted	13,977,060	5.2
Vested	(2,123,120)	8.5
Forfeited	(238,400)	6.8

Unvested at December 31, 2017	24,525,620	5.3
Granted	13,202,512	14.5
Vested	(7,326,620)	6.0
Forfeited	(891,008)	5.9

	29,510,504	9.3

The Company recognized share-based compensation expenses of RMB4,697, RMB56,237 and RMB89,804 for the years ended December 31, 2016, 2017 and 2018, respectively, for the restricted share awards. As of December 31, 2018, total unrecognized compensation expense relating to the unvested shares was RMB179,834. The expense is expected to be recognized over a weighted average period of 1.71 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2016, 2017 and 2018.

The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	December 2016	July 2017	August 2018
Risk-free rate of return	0.68 - 1.65%	1.29 - 1.63%	2.047 - 2.418%
Volatility	22.35 - 24.80%	20.43 - 21.48%	71.85%
Expected dividend yield	—	—	—
Share price at grant date	US$1.24	US$1.191	US$3.125
	(RMB8.6)	(RMB8.0)	(RMB21.3)
Expected term	1 - 5 years	2 - 4 years	2 - 4 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the implied yield of zero-coupon United States Government Bond for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Years ended December 31,
	2016	2017	2018

Costs of revenue	2,114	9,941	18,008
Selling and marketing expenses	6,590	18,390	25,213
General and administrative expenses	55,409	30,866	61,707
Research and development expenses	52	646	949
Total share-based compensation expenses	64,165	59,843	105,877